Tangible Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2021
Tangible Fixed Assets
Schedule of movements in tangible fixed assets

		Other tangible	Total tangible fixed
	Vessels	assets	assets
Cost
As of January 1, 2021	2,873,829	2,719	2,876,548
Additions	9,503	—	9,503
Fully amortized dry-docking component	(8,626)	—	(8,626)
As of June 30, 2021	2,874,706	2,719	2,877,425

Accumulated depreciation
As of January 1, 2021	669,930	—	669,930
Depreciation expense	41,230	—	41,230
Fully amortized dry-docking component	(8,626)	—	(8,626)
As of June 30, 2021	702,534	—	702,534

Net book value
As of December 31, 2020	2,203,899	2,719	2,206,618
As of June 30, 2021	2,172,172	2,719	2,174,891